Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2015	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 12, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Line Items]
Rent expense		$ 0.1	$ 0.2	$ 0.5	$ 0.6
Master Service Agreement
Commitments and Contingencies [Line Items]
Initial term of agreement	3 years
Predecessor Company
Commitments and Contingencies [Line Items]
Rent expense						$ 0.8	$ 1.0
Predecessor Company | Master Service Agreement
Commitments and Contingencies [Line Items]
Initial term of agreement	3 years
Office Space
Commitments and Contingencies [Line Items]
Lessee, operating lease, term of contract									5 years 4 months
Lessee, operating lease commencing end date									May 31, 2023
Office Space | Predecessor Company
Commitments and Contingencies [Line Items]
Lessee, operating lease, term of contract								5 years 4 months		4 years	3 years 2 months
Lessee, operating lease commencing end date								May 31, 2023		May 31, 2020	May 31, 2018
Sublease agreement termination period										2018-05